PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 1,885		$ 2,504
Hedging transaction asset	2,574		1,192
Prepaid expenses	5,293		13,962
Other current assets	2,187		1,588
Total prepaid expenses and other current assets	$ 11,939	$ 8,501	$ 19,246